Income Taxes (Schedule of Reconciliation of the Total Amount of Unrecognized Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 682	$ 629	$ 7,458
Gross increases in tax positions in prior period	195	1,515	349
Reductions of tax positions in prior period			(3,469)
Lapse of statute of limitations			(3,575)
Settlements	(402)	(1,462)	(134)
Unrecognized Tax Benefits, Ending Balance	$ 475	$ 682	$ 629